ACQUISITIONS - Subsequent Events (Details) - May. 18, 2015 - Subsequent Event - Polar Midstream and Epping - USD ($) shares in Millions, $ in Millions	Total
Business Acquisition [Line Items]
Total consideration	$ 290.0
Liabilities incurred for acquisition	$ 92.5
Common units
Business Acquisition [Line Items]
Number of shares issued for acquisition	193.4
General Partner Units
Business Acquisition [Line Items]
Number of shares issued for acquisition	4.1